Restrictions on Cash	12 Months Ended
Dec. 31, 2011
Restrictions on Cash [Abstract]
Restrictions on Cash
Note 21.                        Restrictions on Cash

The Federal Reserve Bank required the Bank to maintain reserve balances.  The total of those reserve balances including available vault cash at December 31, 2011 and 2010 was $8,622 and $8,259 respectively.